Share-based payments - Disclosure of Indirect Measurement of Fair Value of Goods or Services Received, Share Options Granted During Period (Details) € / shares in Units, € in Thousands												12 Months Ended
	May 24, 2024 € / shares	Jun. 22, 2022 EUR (€) yr € / shares	Jun. 21, 2021 EUR (€) yr € / shares	Apr. 20, 2021 EUR (€) yr € / shares	Mar. 11, 2020 EUR (€) yr € / shares	Oct. 24, 2019 EUR (€) yr € / shares	Mar. 29, 2019 EUR (€) yr € / shares	Mar. 06, 2018 EUR (€) yr € / shares	Jan. 07, 2017 EUR (€) yr € / shares	Nov. 03, 2016 EUR (€) yr € / shares	Feb. 02, 2016 EUR (€) yr € / shares	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for the year | €												€ 3,540	€ 4,298	€ 3,222
OSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for the year | €												2,652	2,047	941
OSA 2016 O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares											€ 13.05
Exercise price (in euros per share) | € / shares											€ 13.05
Risk-free rate											0.32%
Yield											0.00%
Value of initial plan (in thousands of euros) | €											€ 117
Expense for the year | €												0	0	0
OSA 2016 O | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility											59.00%
OSA 2016 O | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility											62.00%
OSA 2016 O | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility											60.00%
OSA 2016 O | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)											5.5
OSA 2016 O | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)											6
OSA 2016 O | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)											6.5
OSA 2016-1 P
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares											€ 13.05
Exercise price (in euros per share) | € / shares											€ 13.05
Volatility											59.00%
Maturity (in years)											5,000
Risk-free rate											0.19%
Yield											0.00%
Value of initial plan (in thousands of euros) | €											€ 69
Expense for the year | €												0	0	0
OSA 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares										€ 14.26
Exercise price (in euros per share) | € / shares										€ 14.26
Risk-free rate										0.04%
Yield										0.00%
Value of initial plan (in thousands of euros) | €										€ 27
Expense for the year | €												0	0	0
OSA 2016-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility										58.00%
OSA 2016-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility										62.00%
OSA 2016-2 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility										59.00%
OSA 2016-2 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)										5.5
OSA 2016-2 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)										6
OSA 2016-2 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)										6.5
OSA 2017 O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares									€ 15.93
Exercise price (in euros per share) | € / shares									€ 14.97
Risk-free rate									0.23%
Yield									0.00%
Value of initial plan (in thousands of euros) | €									€ 31
Expense for the year | €												0	0	0
OSA 2017 O | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									58.00%
OSA 2017 O | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									61.00%
OSA 2017 O | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility									59.00%
OSA 2017 O | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)									5.5
OSA 2017 O | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)									6
OSA 2017 O | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)									6.5
OSA 2017 P
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares									€ 15.93
Exercise price (in euros per share) | € / shares									€ 14.97
Volatility									59.00%
Maturity (in years)									5,000
Risk-free rate									0.11%
Yield									0.00%
Value of initial plan (in thousands of euros) | €									€ 35
Expense for the year | €												0	0	0
OSA 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares								€ 12.87
Exercise price (in euros per share) | € / shares								€ 12.87
Volatility								35.00%
Risk-free rate								0.00%
Yield								0.00%
Value of initial plan (in thousands of euros) | €								€ 252
Expense for the year | €												0	0	0
OSA 2018 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)								5.5
OSA 2018 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)								6
OSA 2018 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)								6.5
OSA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares							€ 11.08
Exercise price (in euros per share) | € / shares							€ 11.08
Yield							0.00%
Value of initial plan (in thousands of euros) | €							€ 140
Expense for the year | €												0	0	0
OSA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility							38.10%
Risk-free rate							0.103%
OSA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility							37.40%
Risk-free rate							0.149%
OSA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)							6
OSA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)							6.5
OSA LLY 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares						€ 6.41
Exercise price (in euros per share) | € / shares						€ 6.41
Volatility						37.00%
Maturity (in years)						10,000
Risk-free rate						0.40%
Yield						0.00%
Value of initial plan (in thousands of euros) | €						€ 252
Expense for the year | €												0	0	0
OSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares					€ 6.25
Exercise price (in euros per share) | € / shares					€ 6.25
Volatility					38.00%
Maturity (in years)					10,000
Risk-free rate					0.31%
Yield					0.00%
Value of initial plan (in thousands of euros) | €					€ 939
Expense for the year | €												0	0	13
OSA 2021-04 O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares				€ 13.60
Exercise price (in euros per share) | € / shares				€ 13.74
Yield				0.00%
Value of initial plan (in thousands of euros) | €				€ 684
Expense for the year | €												0	5	34
OSA 2021-04 O | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility				38.90%
Risk-free rate				0.38%
OSA 2021-04 O | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility				37.80%
Risk-free rate				0.33%
OSA 2021-04 O | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility				38.30%
Risk-free rate				0.28%
OSA 2021-04 O | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)				5.5
OSA 2021-04 O | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)				6
OSA 2021-04 O | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)				6.5
OSA 2021-04 P
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares				€ 13.60
Exercise price (in euros per share) | € / shares				€ 13.74
Volatility				39.10%
Maturity (in years)				10,000
Risk-free rate				0.03%
Yield				0.00%
Value of initial plan (in thousands of euros) | €				€ 1,816
Expense for the year | €												124	226	216
OSA 2021-06 O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares			€ 12.20
Exercise price (in euros per share) | € / shares			€ 12.99
Yield			0.00%
Value of initial plan (in thousands of euros) | €			€ 246
Expense for the year | €												0	13	47
OSA 2021-06 O | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility			39.20%
Risk-free rate			0.35%
OSA 2021-06 O | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility			37.90%
Risk-free rate			0.30%
OSA 2021-06 O | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility			38.10%
Risk-free rate			0.26%
OSA 2021-06 O | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)			5.5
OSA 2021-06 O | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)			6
OSA 2021-06 O | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)			6.5
OSA 2021-06 P
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares			€ 12.20
Exercise price (in euros per share) | € / shares			€ 12.99
Volatility			39.10%
Maturity (in years)			10,000
Risk-free rate			0.13%
Yield			0.00%
Value of initial plan (in thousands of euros) | €			€ 212
Expense for the year | €												24	24	24
OSA 2022-06 O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares		€ 3.68
Exercise price (in euros per share) | € / shares		€ 4.16
Yield		0.00%
Value of initial plan (in thousands of euros) | €		€ 580
Expense for the year | €												23	86	267
OSA 2022-06 O | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		42.06%
Risk-free rate		1.83%
OSA 2022-06 O | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		41.21%
Risk-free rate		1.87%
OSA 2022-06 O | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		40.65%
Risk-free rate		1.90%
OSA 2022-06 O | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)		5.5
OSA 2022-06 O | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)		6
OSA 2022-06 O | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)		6.5
OSA 2022-06 P
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares		€ 3.68
Exercise price (in euros per share) | € / shares		€ 4.16
Volatility		40.08%
Maturity (in years)		10,000
Risk-free rate		2.28%
Yield		0.00%
Value of initial plan (in thousands of euros) | €		€ 80
Expense for the year | €												3	11	20
OSA 2023 - 01
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares		€ 6.75
Exercise price (in euros per share) | € / shares		€ 5.00
Yield		0.00%
Value of initial plan (in thousands of euros) | €		€ 1,255
Expense for the year | €												242	544	321
OSA 2023 - 01 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		45.07%
Risk-free rate		2.85%
OSA 2023 - 01 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		44.11%
Risk-free rate		2.83%
OSA 2023 - 01 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		43.41%
Risk-free rate		2.82%
OSA 2023 - 01 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)		5.55
OSA 2023 - 01 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)		6
OSA 2023 - 01 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)		6.5
OSA 2024 - 01 O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares		€ 5.19
Exercise price (in euros per share) | € / shares		€ 5.81
Yield		0.00%
Value of initial plan (in thousands of euros) | €		€ 3,107
Expense for the year | €												1,274	1,138	0
OSA 2024 - 01 O | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		53.30%
Risk-free rate		3.00%
OSA 2024 - 01 O | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		51.90%
Risk-free rate		3.02%
OSA 2024 - 01 O | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		50.70%
Risk-free rate		3.02%
OSA 2024 - 01 O | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)		5.4
OSA 2024 - 01 O | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)		5.9
OSA 2024 - 01 O | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)		6.4
OSA 2025-01
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares		€ 3.65
Exercise price (in euros per share) | € / shares	€ 3.36	€ 3.36	€ 3.36
Yield		0.00%
Value of initial plan (in thousands of euros) | €		€ 15
Expense for the year | €												7	0	0
OSA 2025-01 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		47.18%
Risk-free rate		2.83%
OSA 2025-01 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		47.43%
Risk-free rate		2.91%
OSA 2025-01 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		47.57%
Risk-free rate		2.98%
OSA 2025-01 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)		5.4
OSA 2025-01 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)		5.9
OSA 2025-01 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)		6.4
OSA 2025-02
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in euros) | € / shares		€ 3.74
Exercise price (in euros per share) | € / shares	€ 2.97	€ 2.97	€ 2.97
Yield		0.00%
Value of initial plan (in thousands of euros) | €		€ 2,523
Expense for the year | €												€ 954	€ 0	€ 0
OSA 2025-02 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		47.56%
Risk-free rate		2.53%
OSA 2025-02 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		47.32%
Risk-free rate		2.61%
OSA 2025-02 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility		47.43%
Risk-free rate		2.70%
OSA 2025-02 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)		5.4
OSA 2025-02 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)		5.9
OSA 2025-02 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maturity (in years)		6.4